Borrowings (Tables)	6 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following:

	As at September 30, 2024			As at March 31, 2024
	(In US$)			(In US$)
	Current	Non current	Total	Current	Non current	Total
Particulars
Vehicles Loans from Financial Institutions	6,800		6,800	10,044		10,044
Term Loan from Banks	226,680	641,436	868,116	227,983	769,795	997,778
Total secured borrowings	233,480	641,436	874,915	238,027	769,795	1,007,822

Unsecured
0% Senior Convertible Debt	-		-	-		-
Series A preferred convertible security (refer to Note 22)
Loan from the Related Parties	1,303		1,303	32,323		32,323
Loan from Directors	387,587		387,587	1,457,840		1,457,840
Cash Credit Facility
Total borrowings	622,370	641,436	1,263,806	1,728,190	769,795	2,497,985